Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Other reserves
Balance at the beginning of the year at Dec. 31, 2022	kr 83,486	kr 456	kr (6)	kr 80,587	kr 2,449
Net profit	83,683			83,683
Other comprehensive income	(1,160)			13	(1,173)
Total comprehensive income	82,523			83,696	(1,173)
Transactions with owners:
Dividends (note 4.2)	(31,767)			(31,767)
Share-based payments (note 5.1)	2,149			2,149
Purchase of treasury shares (note 4.2)	(29,924)		(4)	(29,920)
Reduction of the B share capital (note 4.3)	0	(5)	5
Tax related to transactions with owners	94			94
Balance at the end of the year at Dec. 31, 2023	106,561	451	(5)	104,839	1,276
Net profit	100,988			100,988
Other comprehensive income	(1,901)			(119)	(1,782)
Total comprehensive income	99,087			100,869	(1,782)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	(900)				(900)
Transactions with owners:
Dividends (note 4.2)	(44,140)			(44,140)
Share-based payments (note 5.1)	2,289			2,289
Purchase of treasury shares (note 4.2)	(20,181)		(2)	(20,179)
Reduction of the B share capital (note 4.3)	0	(5)	5
Tax related to transactions with owners	770			770
Balance at the end of the year at Dec. 31, 2024	143,486	446	(2)	144,448	(1,406)
Net profit	102,434			102,434
Other comprehensive income	(263)			26	(289)
Total comprehensive income	102,171			102,460	(289)
Transactions with owners:
Dividends (note 4.2)	(51,763)			(51,763)
Share-based payments (note 5.1)	1,435			1,435
Purchase of treasury shares (note 4.2)	(1,388)			(1,388)
Tax related to transactions with owners	106			106
Balance at the end of the year at Dec. 31, 2025	kr 194,047	kr 446	kr (2)	kr 195,298	kr (1,695)